Mobile Financial Services activities - Debt securities measured at fair value through other comprehensive income that may be reclassified subsequently to profit or loss (Details) - Mobile Finance Services - Operating segments [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Categories of financial assets [abstract]
Changes in fair value	€ (2)	€ 1	€ 1
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] | Debt securities [member]
Categories of financial assets [abstract]
Financial assets at beginning of period	441	540	656
Acquisitions	405	732	386
Repayments and disposals	(538)	(839)	(500)
Changes in fair value	(12)		1
Other items		7	(3)
Financial assets at end of period	€ 296	€ 441	€ 540